MAI MANAGED VOLATILITY FUND (the “Fund”)

Supplement dated August 18, 2022 to the Prospectus dated December 30, 2021

All references in the Prospectus to the business address of MAI Capital Management, LLC are hereby replaced with 6050 Oak Tree Blvd, Suite 500, Cleveland, OH 44131.

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For more information, please contact a Fund customer service representative at (877) 414-7884 (toll free).

PLEASE RETAIN FOR FUTURE REFERENCE.

MAI MANAGED VOLATILITY FUND (the “Fund”)

Supplement dated August 18, 2022 to the Statement of Additional Information (“SAI”) dated December 30, 2021

 All references in the SAI to the business address of MAI Capital Management, LLC are hereby replaced with 6050 Oak Tree Blvd, Suite 500, Cleveland, OH 44131.

* * *
For more information, please contact a Fund customer service representative at (877) 414-7884 (toll free).

PLEASE RETAIN FOR FUTURE REFERENCE.